Stock-based Activity (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized stock-based compensation expense, options		$ 384,326,400
Unrecognized stock-based compensation expense, recognition period		2 years 3 months 7 days
Weighted average remaining Contractual term, stock options outstanding		9 years 1 month 17 days	7 years 10 months 24 days
Options Granted	413,578	407,547	12,280
Weighted average exercise price	$ 5.21	$ 16.50	$ 62.68
Dividend rate		0.00%	0.00%